Equity - Schedule of shareholders in percent (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	100.00%	100.00%
% economic participation	100.00%	100.00%
David Neeleman
Disclosure of classes of share capital [line items]
% economic participation	4.00%	3.50%
Trip shareholders(a)
Disclosure of classes of share capital [line items]
% economic participation	6.50%	6.50%
United Airlines Inc
Disclosure of classes of share capital [line items]
% economic participation	7.80%	7.80%
Capital Research Global Investors
Disclosure of classes of share capital [line items]
% economic participation	11.20%	4.90%
Other
Disclosure of classes of share capital [line items]
% economic participation	70.40%	77.20%
Treasury shares
Disclosure of classes of share capital [line items]
% economic participation	0.10%	0.10%
Common Shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common Shares | Trip shareholders(a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Preference Shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	1.70%	1.20%
Preference Shares | Trip shareholders(a)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.50%	5.50%
Preference Shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.10%	8.10%
Preference Shares | Capital Research Global Investors
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	11.60%	5.10%
Preference Shares | Other
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	73.00%	80.00%
Preference Shares | Treasury shares
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.10%	0.10%